UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

Emile Moulineax

             Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

            (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

7/31

Date of reporting period: 4/30/11

Item 1.  Schedule of Investments.

GMG Defensive Beta Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
April 30, 2011 (Unaudited)
Shares		Value
	COMMON STOCK - 61.5%
	AEROSPACE/DEFENSE - 3.3%
4,000	Boeing Co. (The)	$ 319,120
3,850	United Technologies Corp.	344,883
		664,003
	BANKS - 1.1%
1,500	Goldman Sachs Group, Inc. (The)	226,515

	BEVERAGES - 2.8%
5,500	Molson Coors Brewing Co.	268,125
4,200	PepsiCo, Inc.	289,338
		557,463
	CHEMICALS - 1.2%
3,700	Monsanto Co.	251,748

	COMMERCIAL SERVICES - 1.5%
4,000	Visa Inc. - Cl. A	312,480

	COMPUTERS - 6.4%
1,000	Apple, Inc. *	348,230
14,600	EMC Corp/Massachusetts *	413,764
3,230	International Business Machines Corp.	550,973
		1,312,967
	COSMETICS/PERSONAL CARE - 1.4%
4,500	Procter & Gamble Co. (The)	292,050

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
5,500	American Superconductor Corp. *	65,175

	FOREST PRODUCTS & PAPER - 1.8%
12,000	International Paper Co.	370,560

	HOUSEHOLD PRODUCTS/WARES - 1.7%
5,500	Tupperware Brands Corp.	350,185

	INTERNET - 3.1%
1,500	Amazon.com, Inc. *	294,750
600	Google, Inc. - Cl. A *	326,460
		621,210
	IRON/STEEL - 1.9%
4,200	Cliffs Natural Resources, Inc.	393,624

	MACHINERY-CONSTRUCTION & MINING - 2.6%
4,630	Caterpillar, Inc.	534,348

	MACHINERY-DIVERSIFIED - 1.5%
3,100	Deere & Co.	302,250

	OIL & GAS - 4.5%
3,625	Apache Corp.	483,466
4,800	Exxon Mobil Corp.	422,400
		905,866
	PHARMACEUTICALS - 7.9%
8,000	Abbott Laboratories	416,320
7,400	Express Scripts Inc. *	419,876
7,500	Merck & Com, Inc.	269,625
5,000	Novartis AG	295,850
4,600	Teva Pharmaceutical Industries, Ltd.	210,358
		1,612,029
	RETAIL - 5.4%
7,000	CVS Caremark Corp.	253,680
5,000	Dollar Tree, Inc. *	287,500
3,750	McDonald's Corp.	293,663
5,000	Yum! Brands, Inc.	268,200
		1,103,043
	SOFTWARE - 4.1%
9,000	Adobe Systems, Inc. *	301,950
3,000	Citrix Systems, Inc. *	253,020
3,000	VMware Inc. - Cl. A *	286,290
		841,260
	TELECOMMUNICATIONS - 6.7%
8,500	AT&T, Inc.	264,520
15,000	Cisco Systems, Inc.	263,400
8,500	Crown Castle International Corp. *	364,310
2,500	Hughes Communications, Inc. *	149,625
8,500	Verizon Communications, Inc.	321,130
		1,362,985
	TRANSPORTATION - 2.3%
5,900	CSX Corp.	464,271

	TOTAL COMMON STOCK (Cost $10,666,517)	12,544,032

	EXCHANGE TRADED FUNDS AND NOTES - 33.9%
	COMMODITY - 18.8%
5,000	ETFS Palladium Trust * ++	394,750
1,600	ETFS Platinum Trust * ++	297,392
75,500	ETFS Wheat * ++	179,312
4,500	iPath Dow Jones-UBS Agriculture Subindex Total Return ETN * ++	292,050
1,600	iPath Dow Jones-UBS Coffee Subindex Total Return ETN * ++	126,256
8,000	iPath Dow Jones-UBS Livestock Subindex Total Return ETN * ++	243,440
6,000	iShares Silver Trust * + ++	281,400
21,000	PowerShares DB Agriculture Fund * ++	715,260
18,000	PowerShares DB Base Metals Fund * ++	433,620
21,000	PowerShares DB Energy Fund * ++	702,450
3,175	United States Gasoline Fund LP * ++	176,975
		3,842,905
	DEBT - 2.2%
2,250	iShares Barclays 1-3 Year Credit Bond Fund	236,138
6,000	ProShares UltraShort 20+ Year Treasury *	213,900
		450,038
	EQUITY - 12.9%
3,000	iPath MSCI India Index ETN *	215,550
4,000	iShares FTSE China 25 Index Fund	180,840
5,000	iShares MSCI Brazil Index Fund	388,600
3,500	iShares MSCI Brazil Small Cap Index Fund	109,375
4,500	iShares MSCI EAFE Index Fund	285,570
3,500	iShares Russell 2000 Index Fund	302,295
7,000	Market Vectors Coal ETF ++	357,140
6,000	Market Vectors Russia ETF	247,380
2,000	SPDR S&P 500 ETF Trust	273,080
4,800	WisdomTree Emerging Markets SmallCap Dividend Fund	271,296
		2,631,126

	TOTAL EXCHANGE TRADED FUNDS AND NOTES (Cost $5,818,568)	6,924,069
Contracts ***
	PURCHASED OPTIONS - 0.1%
500	Citigroup, Inc. Call *
	Expiration January 2012, Exercise Price $5.00	11,000
50	iShares Silver Trust Put * ++
	Expiration May 2011, Exercise Price $41.00	2,200
	TOTAL PURCHASED OPTIONS (Cost $42,577)	13,200
Shares
	SHORT-TERM INVESTMENTS - 2.7%
552,900	HighMark Diversified Money Market Fund to yield 0.02% **(Cost $552,900)	552,900

	TOTAL INVESTMENTS - 98.2% (Cost $17,080,562) (a)	$ 20,034,201
	OTHER ASSETS AND LIABILITIES - 1.8%	372,250
	TOTAL NET ASSETS - 100.0%	$ 20,406,451

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 3,305,257
	Unrealized Depreciation:	(351,618)
	Net Unrealized Appreciation:	$ 2,953,639

Contracts ***		Value
	SCHEDULE OF CALL OPTIONS WRITTEN
50	iShares Silver Trust Call * ++
	Expiration May 2011, Exercise Price $55.00 (Premiums received $1,337)	$ 2,150

* Non-Income producing security.
** Money market fund; interest rate reflects seven-day effective yield on April 30, 2011.
*** Each option contract allows the holder of the option to purchase 100 shares of the underlying security.
+ Subject to call option written.
++ All or a portion of this investment is a holding of the GMG Fund Limited

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

In unusual circumstances, instead of valuing securities in the usual manner, securities may be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.    The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of April 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 12,544,032	$ -	$ -	$ 12,544,032
Exchange Traded Funds and Notes	6,924,069	-	-	6,924,069
Purchased Options	13,200	-	-	13,200
Short-Term Investments	552,900	-	-	552,900
Total	$ 20,034,201	$ -	$ -	$ 20,034,201
Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ 2,150	$ -	$ -	$ 2,150
Total	$ 2,150	$ -	$ -	$ 2,150

There were no significant transfers in and out of Level 1 and 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – GMG Defensive Beta Fund ("GMG") with GMG Fund Limited ("GMG-CFC") – The Consolidated Portfolio of Investments includes the accounts of GMG-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

GMG may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the GMG's investment objectives and policies.

GMG-CFC utilizes commodity based Exchange Traded Funds, Exchange Traded Notes and derivative products to facilitate GMG's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based products, GMG may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the GMGF Prospectus.

A summary of GMG's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at April 30, 2011	% of Fund Net Assets at April 30, 2011
GMG-CFC	1/7/10	$4,579,058	22.44%

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

6/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

6/28/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

6/28/11